General Information / Summary Of Significant Accounting Policies (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Product Warranty [Line Items]
Number of major market segments	3
Number of operating segments	2
Majority share holding percentage	52.17%
Evaluation tools recorded at cost and depreciated useful life, years	5
Deferred revenues from installations	€ 6.3	€ 4.4	€ 2.5
ASM Pacific Technology Ltd. [Member]
Product Warranty [Line Items]
Majority share holding percentage	52.17%
Minimum [Member]
Product Warranty [Line Items]
Warranty period, in years	1
Maximum [Member]
Product Warranty [Line Items]
Warranty period, in years	2